GOING CONCERN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net loss	$ (123,239,785)	$ (161,898,979)	$ (25,293,145)
Negative cash flows from operations	(4,331,190)	(9,873,748)	$ (5,826,386)
Working Capital Deficiency	(15,700,000)
Stockholders' Equity Attributable to Parent	$ (22,186,277)	$ 103,549,859